Income Taxes - Detail of Income (Loss) before Taxes by Geography (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
United States			$ (452.1)	$ (94.3)	$ (61.1)
Foreign			6.5	5.1	3.9
Noncontrolling interests			62.8	62.8	64.2
Income (loss) before income taxes	$ 4.5	$ (283.1)	$ (382.8)	$ (26.4)	$ 7.0